Share-Based Compensation - Weighted Average Fair Value for Stock Options Granted (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Dividend yield	0.60%	0.60%	0.80%
Volatility	30.30%	22.30%	22.10%
Risk-free interest rate	0.70%	1.30%	2.40%
Expected life (years)	5 years 4 months 24 days	5 years	5 years 6 months
Weighted average fair value of options granted	$ 43.91	$ 31.65	$ 28.68
Intrinsic value of options exercised (in millions)	$ 54.6	$ 50.1	$ 76.8
Tax benefit of options exercised (in millions)	$ 10.8	$ 9.6	$ 15.8